(38) SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of borrowings obtained by subsidiaries after the end of the reporting period

From January 1, 2020 to the date of approval of these financial statements, the Company’s subsidiaries obtained borrowings with the following conditions and details:

	R$ thousand
Category Subsidiary	Released until March	Interest	Repayment	Utilization	Annual finance charges	Annual effective rate	Effective rate with derivatives
Foreign currency - Law 4.131
US$
CPFL Paulista	174,960	Quarterly	Annual from february 2023	Working capital reinforcement	USD + 2.39%	USD + 2.39%	CDI + 0.85%
CPFL Paulista	196,567	Quarterly	Single installment in february 2025	Working capital reinforcement	USD + 2.40%	USD + 2.40%	CDI + 0.89%
RGE	100,000	Semiannual	Single installment in january 2025	Working capital reinforcement	USD + 2.64%	USD + 2.64%	CDI + 0.90%
CPFL Brasil	107,000	Semiannual	Single installment in february 2023	Working capital reinforcement	USD + 1.83%	USD + 1.83%	CDI + 0.61%
CPFL Renováveis	120,000	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
CPFL Santa Cruz	108,000	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
RGE	418,280	Semiannual	Annual from february 2023	Working capital reinforcement	USD + 2.07%	USD + 2.07%	CDI + 0.80%
RGE	185,000	Quarterly	Annual from february 2023	Working capital reinforcement	USD + Libor 3M + 0.87%	USD + Libor 3M + 0.87%	CDI + 0.83%
RGE	225,497	Quarterly	Annual from february 2023	Working capital reinforcement	USD + 1.84% (1.94% in Mar/2021)	USD + 1.84% (1.94% in Mar/2021)	CDI + 0.85%
CPFL Paulista	274,046	Quarterly	Annual from february 2023	Working capital reinforcement	USD + Libor 3M + 0.99%	USD + Libor 3M + 0.99%	CDI + 0.80%

Euro
CPFL Piratininga	419,760	Quarterly	Single installment in march 2025	Working capital reinforcement	EURO + 0.70%	EURO + 0.70%	CDI + 0.83%
CPFL Paulista	534,880	Quarterly	Single installment in february 2023	Working capital reinforcement	EURO + 0.43%	EURO + 0.43%	CDI + 0.58%
CPFL Paulista	566,000	Quarterly	Single installment in march 2023	Working capital reinforcement	EURO + 0.57%	EURO + 0.57%	CDI + 1,10%

	3,429,989